Other non-operating income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Non-operating Income (Expenses), Net

	2017	2018	2019
	NT$000	NT$000	NT$000
Interest income
Bank deposits	53,123	49,051	59,901
Financial assets at amortized cost	—	920	4,467
Foreign exchange gains (losses), net	(418,970)	93,104	(154,993)
Gain on valuation of financial assets at fair value through profit or loss	637	1,485	1,317
Rental income	11,075	7,819	9,249
Dividend income	—	571	585
Reimbursement of ADSs service charge	23,707	13,269	4,292
Grant income	—	—	925
Others	2,808	6,851	970

	(327,620)	173,070	(73,287)